Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 281	€ 273	€ 825
Miscellaneous other operating expense	693	466	1,207
Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	482	234	681
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	79	30	82
Commercialization related expenses | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	176	218	449
Income & expense related to (profit)/loss sharing of the Antibodies Alliance | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	341	16	253
Additional share of profit paid by Regeneron related to development costs | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	35	0	€ 21
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	92	36
Gains on divestment of some mature products	147	71
Other related parties | Commercialization related expenses | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ 525	€ 241